As filed with the Securities and Exchange Commission on February 24, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.9%
2,000,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	1,962,881
4,146,860	SoFi Professional Loan Program, Series 2013-1R	3.61%	#^¥@	12/17/2043	1,002,711

Total Asset Backed Obligations (Cost $4,743,097)					2,965,592

Collateralized Loan Obligations - 6.1%
1,500,000	Apidos Ltd., Series 2014-18A-D	6.08%	#^	07/22/2026	1,440,145
1,000,000	Apidos Ltd., Series 2014-19A-D	4.63%	#^	10/17/2026	999,078
1,000,000	ARES Ltd., Series 2014-1A-SUB	8.79%	#^@	04/17/2026	584,299
500,000	Babson Ltd., Series 2014-3A-D2	4.93%	#^	01/15/2026	502,860
750,000	Babson Ltd., Series 2014-3A-E2	7.38%	#^	01/15/2026	718,449
2,000,000	Babson Ltd., Series 2016-2A-E	7.63%	#^	07/20/2028	1,982,811
1,000,000	Barings Ltd., Series 2016-3A-C	4.84%	#^	01/15/2028	1,003,738
1,900,000	BlueMountain Ltd., Series 2013-1A-DR	5.51%	#^	01/20/2029	1,903,854
1,350,000	BlueMountain Ltd., Series 2013-4A-E	5.98%	#^	04/15/2025	1,270,243
1,000,000	Brookside Mill Ltd., Series 2013-1A-D	3.93%	#^	04/17/2025	954,511
500,000	Cent Ltd., Series 2014-22A-C	4.63%	#^	11/07/2026	486,284
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	4.53%	#^	10/22/2025	457,036
2,000,000	Jay Park Ltd., Series 2016-1A-D	7.81%	#^	10/20/2027	1,966,366
1,500,000	LCM LP, Series 11A-INC	4.52%	#^@	04/19/2022	840,036
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.55%	#^	11/14/2026	491,397
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.50%	#^	11/14/2026	997,579
1,000,000	TCI-Cent Ltd., Series 2016-1A-D	7.68%	#^	12/21/2029	960,886
2,000,000	TCI-Symphony Ltd., Series 2016-1A-D	4.72%	#^	10/13/2029	1,976,976
500,000	Thacher Park Ltd., Series 2014-1A-D1	4.41%	#^	10/20/2026	486,930

Total Collateralized Loan Obligations (Cost $20,594,433)					20,023,478

Non-Agency Commercial Mortgage Backed Obligations - 8.4%
591,000	Banc of America Commercial Mortgage Trust, Series 2007-4-B	5.81%	#^	02/10/2051	589,448
450,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	429,035
600,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	474,009
4,928,578	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.43%	#I/O	02/10/2048	411,003
528,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	364,276
864,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.57%	#^	10/15/2045	574,090
1,127,250	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^	08/10/2047	719,050
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^	08/10/2047	731,474
2,415,590	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^¥	08/10/2047	713,082
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^¥	08/10/2047	–
566,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-C	4.49%	#	10/10/2048	539,683
543,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.35%	#^	02/10/2048	414,997
550,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-D	2.87%	^	02/10/2048	421,884
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-E	3.65%	#^	10/10/2053	1,025,561
549,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-E	4.15%	#^	02/10/2049	397,313
570,696	GE Capital Commercial Mortgage Corporation Trust, Series 2006-C1-AJ	5.31%	#	03/10/2044	570,041
591,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	589,116
500,000	GS Mortgage Securities Corporation, Series 2014-GC26-C	4.51%	#	11/10/2047	491,610
650,000	GS Mortgage Securities Corporation, Series 2014-GC26-D	4.51%	#^	11/10/2047	528,973
543,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.33%	#^	02/10/2048	418,532
29,327,544	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.66%	#I/O	06/15/2045	1,703,476
600,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	595,048
10,765,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.96%	#^I/O	08/15/2046	548,170
564,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15-D	5.05%	#^	11/15/2045	539,598
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^	04/15/2047	2,457,206
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^	04/15/2047	1,055,166
6,202,105	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^¥	04/15/2047	1,830,899
5,470,108	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.17%	#I/O	01/15/2048	304,339
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	363,329
775,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	711,462
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50%	#^I/O	11/15/2048	499,330
553,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.25%	#	09/15/2045	558,036
5,590,941	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.96%	#^I/O	03/10/2049	503,053
569,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.83%	#	06/12/2050	552,645
179,130	ML-CFC Commercial Mortgage Trust, Series 2006-2-B	5.64%	#^	06/12/2046	178,744
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15-D	4.89%	#^	04/15/2047	446,438
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	457,148
1,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	732,587
804,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	502,966
525,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.45%	#^	07/13/2029	502,531
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	505,218
554,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.97%	#	02/15/2051	555,753
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.78%	#^	10/15/2045	367,236
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.60%	#	12/15/2048	608,015

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $29,523,286)					27,481,570

Non-Agency Residential Collateralized Mortgage Obligations - 51.1%
2,856,611	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.23%	#	03/25/2036	2,286,724
1,610,714	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,591,293
1,735,064	Banc of America Funding Corporation, Series 2006-A-4A1	3.41%	#	02/20/2036	1,614,548
14,628,248	BCAP LLC Trust, Series 2007-AB1-A5	5.09%	#	03/25/2037	10,390,458
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	2.99%	#^	06/26/2036	4,257,200
1,516,925	BCAP LLC Trust, Series 2010-RR6-6A2	9.30%	#^	07/26/2037	1,350,755
2,698,051	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	2,200,105
2,603,312	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	2,080,805
3,049,415	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	2,201,721
2,925,300	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35	5.94%	#I/FI/O	05/25/2037	697,504
2,925,300	CHL Mortgage Pass-Through Trust, Series 2007-4-1A36	1.06%	#	05/25/2037	1,744,706
7,000,000	CIM Trust, Series 2016-1RR-B2	10.66	#^	07/26/2055	6,187,439
7,000,000	CIM Trust, Series 2016-2RR-B2	11.11	#^	02/27/2056	6,227,007
7,000,000	CIM Trust, Series 2016-3RR-B2	11.38	#^	02/27/2056	6,227,518
1,875,000	Citicorp Mortgage Securities, Inc., Series 2006-2-1A14	5.50%		04/25/2036	1,864,877
808,318	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4	17.58%	#^I/F	10/25/2035	1,014,017
3,892,353	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	9.83%	^	01/25/2036	3,422,824
5,860,374	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-4A3	6.99%	#^	09/25/2035	5,464,152
3,632,824	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A6	5.75%		04/25/2037	3,139,764
2,861,000	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A16	6.00%		06/25/2037	2,498,519
1,901,780	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5	1.86%	#	02/25/2036	1,424,801
401,626	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	18.86%	#I/F	02/25/2036	489,350
3,655,963	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	3,049,742
4,183,388	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	2,236,330
1,312,698	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	1,210,015
958,019	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	914,133
1,682,773	First Horizon Asset Securities, Inc., Series 2007-AR3-2A2	2.89%	#	11/25/2037	1,500,074
1,119,382	IndyMac Mortgage Loan Trust, Series 2005-AR1-2A1	3.40%	#	11/25/2035	1,040,718
2,633,197	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	3.03%	#	11/25/2035	2,195,073
747,187	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	737,866
4,757,599	JP Morgan Resecuritization Trust, Series 2011-1-1A10	6.00%	#^	12/26/2036	4,311,996
4,510,174	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00%	#^	06/26/2037	4,016,443
2,201,643	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	2,181,510
2,395,549	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	2,068,439
1,173,812	Lehman XS Trust, Series 2005-2-1A2	1.46%	#	08/25/2035	1,131,267
1,388,153	MASTR Asset Securitization Trust, Series 2007-2-A3	6.25%		01/25/2038	1,256,562
6,500,000	Nationstar HECM Loan Trust, Series 2016-2A-M2	6.54%	^	06/25/2026	6,589,427
3,250,000	Nationstar HECM Loan Trust, Series 2016-3A-M2	5.68%	^	08/25/2026	3,232,265
3,631,132	Nomura Resecuritization Trust, Series 2010-2RA-A2	5.50%	^	01/26/2036	3,375,771
2,156,576	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	1,781,280
2,064,601	Residential Accredit Loans, Inc., Series 2005-AS14-3A1	6.00%		09/25/2035	1,976,231
3,102,182	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	2,793,350
2,350,429	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	1,994,863
2,680,766	Residential Accredit Loans, Inc., Series 2006-QS6-1A5	5.75%		06/25/2036	2,276,564
4,800,539	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	4,058,313
1,251,811	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	1,119,411
5,191,844	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	4,341,358
2,122,009	Residential Accredit Loans, Inc., Series 2007-QS6-A1	1.09%	#	04/25/2037	1,436,660
2,246,552	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,886,763
483,404	Residential Accredit Loans, Inc., Series 2007-QS6-A2	49.28%	#I/F	04/25/2037	1,004,394
1,940,723	Residential Asset Securitization Trust, Series 2006-A6-1A12	6.34%	#I/FI/O	07/25/2036	642,780
1,918,906	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	944,757
4,624,772	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	3,877,784
2,794,338	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	1,944,717
1,369,391	Residential Asset Securitization Trust, Series 2007-A8-1A3	6.00%		08/25/2037	1,155,103
2,450,771	Residential Funding Mortgage Securities Trust, Series 2006-S5-A9	6.00%		06/25/2036	2,348,368
1,464,542	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,379,953
1,690,506	Residential Funding Mortgage Securities Trust, Series 2007-S6-1A10	6.00%		06/25/2037	1,551,200
5,000,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	5,042,096
1,930,292	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	3.10%	#	02/25/2036	1,691,015
6,541,000	Structured Asset Securities Corporation, Series 2005-11H-A3	5.50%		06/25/2035	6,352,273
5,103,305	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.57%	#	10/25/2036	3,368,132
3,969,746	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	3,721,249

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $164,815,971)					168,112,332

US Government and Agency Obligations - 1.5%
5,000,000	United States Treasury Notes	0.88%	‡	03/31/2018	4,994,055

Total US Government and Agency Obligations (Cost $4,988,867)					4,994,055

US Government / Agency Mortgage Backed Obligations - 51.4%
591,817	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B	5.58%	#^	07/25/2023	597,580
1,093,222	Federal Home Loan Mortgage Corporation, Series 3211-SI	24.71%	#I/FI/O	09/15/2036	845,026
2,241,677	Federal Home Loan Mortgage Corporation, Series 3236-ES	6.00%	#I/FI/O	11/15/2036	408,164
1,400,392	Federal Home Loan Mortgage Corporation, Series 3256-S	5.99%	#I/FI/O	12/15/2036	249,366
1,126,015	Federal Home Loan Mortgage Corporation, Series 3292-SD	5.40%	#I/FI/O	03/15/2037	153,052
9,671,025	Federal Home Loan Mortgage Corporation, Series 3297-BI	6.06%	#I/FI/O	04/15/2037	1,939,542
7,077,444	Federal Home Loan Mortgage Corporation, Series 3311-BI	6.06%	#I/FI/O	05/15/2037	1,321,263
6,922,152	Federal Home Loan Mortgage Corporation, Series 3311-IA	5.71%	#I/FI/O	05/15/2037	1,210,371
1,786,144	Federal Home Loan Mortgage Corporation, Series 3314-SH	5.70%	#I/FI/O	11/15/2036	307,561
295,377	Federal Home Loan Mortgage Corporation, Series 3317-DS	13.24%	#I/F‡	05/15/2037	370,235
1,567,504	Federal Home Loan Mortgage Corporation, Series 3330-KS	5.85%	#I/FI/O	06/15/2037	204,344
472,350	Federal Home Loan Mortgage Corporation, Series 3339-AI	5.85%	#I/FI/O	07/15/2037	73,104
4,603,786	Federal Home Loan Mortgage Corporation, Series 3339-TI	5.44%	#I/FI/O	07/15/2037	763,745
3,151,392	Federal Home Loan Mortgage Corporation, Series 3374-SD	5.75%	#I/FI/O	10/15/2037	491,076
1,070,118	Federal Home Loan Mortgage Corporation, Series 3382-SU	5.60%	#I/FI/O	11/15/2037	150,818
7,909,061	Federal Home Loan Mortgage Corporation, Series 3404-SA	5.30%	#I/FI/O	01/15/2038	1,264,901
914,221	Federal Home Loan Mortgage Corporation, Series 3423-GS	4.95%	#I/FI/O	03/15/2038	108,682
6,644,999	Federal Home Loan Mortgage Corporation, Series 3435-S	5.28%	#I/FI/O	04/15/2038	984,655
1,088,734	Federal Home Loan Mortgage Corporation, Series 3508-PS	5.95%	#I/FI/O	02/15/2039	178,166
2,064,676	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.30%	#I/FI/O	05/15/2040	261,137
4,920,084	Federal Home Loan Mortgage Corporation, Series 3728-SV	3.75%	#I/FI/O	09/15/2040	477,817
17,254,036	Federal Home Loan Mortgage Corporation, Series 3736-SN	5.35%	#I/FI/O	10/15/2040	2,984,724
6,621,357	Federal Home Loan Mortgage Corporation, Series 3753-SB	5.30%	#I/FI/O	11/15/2040	1,222,571
7,701,011	Federal Home Loan Mortgage Corporation, Series 3780-SM	5.80%	#I/FI/O	12/15/2040	1,439,288
2,773,640	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.15%	#I/FI/O	02/15/2041	386,142
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC	19.67%	#I/F‡	08/15/2041	2,034,654
2,560,930	Federal Home Loan Mortgage Corporation, Series 3924-SJ	5.30%	#I/FI/O	09/15/2041	396,280
11,287,768	Federal Home Loan Mortgage Corporation, Series 3960-ES	5.25%	#I/FI/O	11/15/2041	1,699,737
7,602,530	Federal Home Loan Mortgage Corporation, Series 3997-LZ	3.50%	‡	02/15/2042	7,696,372
5,128,656	Federal Home Loan Mortgage Corporation, Series 4064-SA	5.30%	#I/FI/O	06/15/2042	1,129,689
3,032,694	Federal Home Loan Mortgage Corporation, Series 4155-GS	4.72%	#I/F‡	01/15/2033	2,964,878
15,091,079	Federal Home Loan Mortgage Corporation, Series 4217-CS	4.44%	#I/F‡	06/15/2043	14,067,976
3,677,616	Federal Home Loan Mortgage Corporation, Series 4225-BS	10.22%	#I/F	12/15/2040	3,888,908
6,624,780	Federal Home Loan Mortgage Corporation, Series 4291-MS	5.20%	#I/FI/O	01/15/2054	1,115,025
14,013,431	Federal Home Loan Mortgage Corporation, Series 4302-GS	5.45%	#I/FI/O	02/15/2044	2,370,295
325,225	Federal National Mortgage Association, Series 2005-104-SI	5.94%	#I/FI/O	12/25/2033	5,255
382,404	Federal National Mortgage Association, Series 2005-72-WS	5.99%	#I/FI/O	08/25/2035	54,274
3,875,240	Federal National Mortgage Association, Series 2005-90-SP	5.99%	#I/FI/O	09/25/2035	513,438
1,756,938	Federal National Mortgage Association, Series 2006-117-SQ	5.79%	#I/FI/O	12/25/2036	275,082
1,010,525	Federal National Mortgage Association, Series 2006-119-HS	5.89%	#I/FI/O	12/25/2036	151,384
9,748,749	Federal National Mortgage Association, Series 2006-123-CI	5.98%	#I/FI/O	01/25/2037	1,920,310
4,266,279	Federal National Mortgage Association, Series 2006-60-YI	5.81%	#I/FI/O	07/25/2036	1,011,741
4,599,945	Federal National Mortgage Association, Series 2007-15-BI	5.94%	#I/FI/O	03/25/2037	888,879
1,780,847	Federal National Mortgage Association, Series 2007-20-S	5.98%	#I/FI/O	03/25/2037	254,520
1,039,120	Federal National Mortgage Association, Series 2007-21-SD	5.72%	#I/FI/O	03/25/2037	142,737
2,018,237	Federal National Mortgage Association, Series 2007-30-IE	5.98%	#I/FI/O	04/25/2037	462,595
4,950,931	Federal National Mortgage Association, Series 2007-32-SA	5.34%	#I/FI/O	04/25/2037	795,724
2,369,450	Federal National Mortgage Association, Series 2007-40-SA	5.34%	#I/FI/O	05/25/2037	376,694
672,992	Federal National Mortgage Association, Series 2007-48-SE	5.34%	#I/FI/O	05/25/2037	90,410
1,269,190	Federal National Mortgage Association, Series 2007-64-LI	5.80%	#I/FI/O	07/25/2037	180,800
673,708	Federal National Mortgage Association, Series 2007-68-SA	5.89%	#I/FI/O	07/25/2037	90,333
11,715,260	Federal National Mortgage Association, Series 2007-75-PI	5.78%	#I/FI/O	08/25/2037	2,261,939
6,851,098	Federal National Mortgage Association, Series 2008-33-SA	5.24%	#I/FI/O	04/25/2038	1,100,061
5,276,309	Federal National Mortgage Association, Series 2008-42-SC	5.14%	#I/FI/O	05/25/2038	871,478
1,181,965	Federal National Mortgage Association, Series 2008-5-GS	5.49%	#I/FI/O	02/25/2038	199,912
3,743,524	Federal National Mortgage Association, Series 2008-62-SD	5.29%	#I/FI/O	07/25/2038	584,349
2,716,699	Federal National Mortgage Association, Series 2008-68-SB	5.34%	#I/FI/O	08/25/2038	425,320
1,030,698	Federal National Mortgage Association, Series 2009-111-SE	5.49%	#I/FI/O	01/25/2040	155,152
2,305,227	Federal National Mortgage Association, Series 2009-12-CI	5.84%	#I/FI/O	03/25/2036	506,417
724,415	Federal National Mortgage Association, Series 2009-26-SM	5.59%	#I/FI/O	08/25/2038	27,453
991,067	Federal National Mortgage Association, Series 2009-47-SA	5.34%	#I/FI/O	07/25/2039	128,920
781,065	Federal National Mortgage Association, Series 2009-48-WS	5.19%	#I/FI/O	07/25/2039	84,116
443,967	Federal National Mortgage Association, Series 2009-67-SA	4.39%	#I/FI/O	07/25/2037	44,602
1,252,109	Federal National Mortgage Association, Series 2009-87-SA	5.24%	#I/FI/O	11/25/2049	178,264
2,113,444	Federal National Mortgage Association, Series 2009-91-SD	5.39%	#I/FI/O	11/25/2039	329,267
332,945	Federal National Mortgage Association, Series 2010-109-BS	48.22%	#I/F‡	10/25/2040	1,284,368
760,482	Federal National Mortgage Association, Series 2010-115-SD	5.84%	#I/FI/O	11/25/2039	122,116
1,491,931	Federal National Mortgage Association, Series 2010-11-SC	4.04%	#I/FI/O	02/25/2040	154,918
4,455,035	Federal National Mortgage Association, Series 2010-134-SE	5.89%	#I/FI/O	12/25/2025	561,774
11,588,196	Federal National Mortgage Association, Series 2010-142-SC	5.84%	#I/FI/O	12/25/2040	2,427,865
4,691,290	Federal National Mortgage Association, Series 2010-150-MS	5.77%	#I/FI/O	01/25/2041	764,968
2,195,373	Federal National Mortgage Association, Series 2010-15-SL	4.19%	#I/FI/O	03/25/2040	228,167
613,810	Federal National Mortgage Association, Series 2010-19-SA	4.64%	#I/FI/O	03/25/2050	59,823
1,944,889	Federal National Mortgage Association, Series 2010-31-SB	4.24%	#I/FI/O	04/25/2040	228,299
3,015,791	Federal National Mortgage Association, Series 2010-39-SL	4.91%	#I/FI/O	05/25/2040	428,120
319,221	Federal National Mortgage Association, Series 2010-40-EI	4.50%	I/O	05/25/2024	901
928,231	Federal National Mortgage Association, Series 2010-8-US	4.04%	#I/FI/O	02/25/2040	105,695
1,265,531	Federal National Mortgage Association, Series 2010-9-GS	3.99%	#I/FI/O	02/25/2040	113,811
2,868,325	Federal National Mortgage Association, Series 2011-114-S	5.24%	#I/FI/O	09/25/2039	423,945
2,774,477	Federal National Mortgage Association, Series 2011-146-US	5.94%	#I/F‡	01/25/2042	2,537,797
157,371	Federal National Mortgage Association, Series 2011-40-SA	8.11%	#I/F‡	09/25/2040	175,617
3,210,061	Federal National Mortgage Association, Series 2011-55-BZ	3.50%		06/25/2041	3,244,154
2,392,530	Federal National Mortgage Association, Series 2011-58-SA	5.79%	#I/FI/O	07/25/2041	473,581
1,811,239	Federal National Mortgage Association, Series 2011-5-PS	5.64%	#I/FI/O	11/25/2040	257,822
4,851,589	Federal National Mortgage Association, Series 2012-22-AZ	4.00%	‡	03/25/2042	5,018,327
1,378,791	Federal National Mortgage Association, Series 2012-29-SG	5.24%	#I/FI/O	04/25/2042	189,473
9,035,323	Federal National Mortgage Association, Series 2012-56-SN	5.29%	#I/O	06/25/2042	1,351,130
9,048,295	Federal National Mortgage Association, Series 2012-76-SC	5.24%	#I/O	07/25/2042	1,572,585
1,289,336	Federal National Mortgage Association, Series 2012-82-SC	6.45%	#I/F‡	08/25/2042	1,223,924
6,770,459	Federal National Mortgage Association, Series 2013-17-MS	4.66%	#I/F	03/25/2043	6,184,804
4,134,825	Federal National Mortgage Association, Series 2013-18-BS	4.49%	#I/F‡	03/25/2043	3,884,929
2,683,766	Federal National Mortgage Association, Series 2013-41-SC	4.87%	#I/F‡	05/25/2043	2,467,887
3,581,886	Federal National Mortgage Association, Series 2013-51-SH	4.87%	#I/F‡	05/25/2033	3,319,928
10,555,413	Federal National Mortgage Association, Series 2013-55-KS	4.87%	#I/F‡	06/25/2043	9,640,637
3,734,426	Federal National Mortgage Association, Series 2013-61-ZN	3.00%	‡	06/25/2033	3,600,392
10,498,135	Federal National Mortgage Association, Series 2013-83-US	4.24%	#I/F‡	08/25/2043	9,074,961
584,508	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/25/2036	138,510
1,480,784	Government National Mortgage Association, Series 2009-104-SD	5.64%	#I/FI/O	11/16/2039	248,788
489,610	Government National Mortgage Association, Series 2010-98-IA	5.82%	#I/O	03/20/2039	54,848
1,526,192	Government National Mortgage Association, Series 2011-56-BS	5.39%	#I/FI/O	11/16/2036	43,108
2,579,968	Government National Mortgage Association, Series 2011-56-KS	5.39%	#I/FI/O	08/16/2036	111,099
1,962,472	Government National Mortgage Association, Series 2011-69-SB	4.61%	#I/FI/O	05/20/2041	282,079
10,000,000	Government National Mortgage Association, Series 2011-70-WS	8.22%	#I/F‡	12/20/2040	10,736,450
2,981,916	Government National Mortgage Association, Series 2011-71-SG	4.66%	#I/FI/O	05/20/2041	424,683
3,427,026	Government National Mortgage Association, Series 2011-72-AS	4.64%	#I/FI/O	05/20/2041	526,099
3,980,007	Government National Mortgage Association, Series 2011-89-SA	4.71%	#I/FI/O	06/20/2041	536,371
1,817,650	Government National Mortgage Association, Series 2012-34-LI	6.00%	#I/FI/O	12/16/2039	421,275
8,840,264	Government National Mortgage Association, Series 2013-119-TZ	3.00%	‡	08/20/2043	8,293,274
7,802,289	Government National Mortgage Association, Series 2013-188-MS	4.84%	#I/FI/O	12/16/2043	1,332,575
58,981,198	Government National Mortgage Association, Series 2013-39-HS	4.01%	#I/FI/O	03/20/2041	6,888,267
11,302,489	Government National Mortgage Association, Series 2014-39-SK	5.46%	#I/FI/O	03/20/2044	1,836,485
14,530,005	Government National Mortgage Association, Series 2014-59-DS	5.54%	#I/FI/O	04/16/2044	2,462,262
9,468,965	Government National Mortgage Association, Series 2014-63-SD	4.81%	#I/FI/O	04/20/2044	2,040,780
10,678,045	Government National Mortgage Association, Series 2014-69-ST	5.39%	#I/FI/O	12/16/2039	1,725,556

Total US Government / Agency Mortgage Backed Obligations (Cost $162,258,472)					169,093,797

Short Term Investments - 0.7%
804,191	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	◆		804,191
804,192	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	◆		804,192
804,192	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	◆		804,192

Total Short Term Investments (Cost $2,412,575)					2,412,575

Total Investments - 120.1% (Cost $389,336,701)					395,083,399
Liabilities in Excess of Other Assets - (20.1)%					(66,153,419)

NET ASSETS - 100.0%					$328,929,980

#	Variable rate security. Rate disclosed as of December 31, 2016.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $104,575,898 or 31.8% of net assets.
¥	Illiquid security. At December 31, 2016, the value of these securities amounted to $3,546,692 or 1.1% of net assets.
@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2016.
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
‡	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
◆	Seven-day yield as of December 31, 2016

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$388,244,309

Gross Tax Unrealized Appreciation	24,980,112
Gross Tax Unrealized Depreciation	(18,141,022)

Net Tax Unrealized Appreciation (Depreciation)	$6,839,090

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	51.4%
Non-Agency Residential Collateralized Mortgage Obligations	51.1%
Non-Agency Commercial Mortgage Backed Obligations	8.4%
Collateralized Loan Obligations	6.1%
US Government and Agency Backed Obligations	1.5%
Asset Backed Obligations	0.9%
Short Term Investments	0.7%
Other Assets and Liabilities	(20.1)%

100.0%

Reverse Repurchase Agreements

Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
JP Morgan Securities LLC	1.40%	12/09/2016	01/06/2017	$23,687,000	$23,708,250
Goldman Sachs	1.15%	11/30/2016	01/30/2017	17,898,000	17,916,296
Bank of America Merrill Lynch	1.41%	12/28/2016	01/27/2017	11,890,000	11,891,863
JP Morgan Securities LLC	1.10%	12/09/2016	01/06/2017	7,175,000	7,180,062
Goldman Sachs	1.20%	12/22/2016	01/25/2017	4,978,000	4,979,659
Bank of America Merrill Lynch	1.51%	12/28/2016	01/27/2017	2,662,000	2,662,447

				$68,290,000	$68,338,577

The weighted average daily balance of reverse repurchase agreements during the reporting period ended December 31, 2016 was $67,541,109, at a weighted average interest rate of 1.19%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at December 31, 2016 was $89,412,015.

Summary of Fair Value Disclosure

December 31, 2016 (Unaudited)

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of December 31, 2016, the Fund did not hold any investments in private investment funds.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at December 31, 2016.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20161:

Category

Investments in Securities
Level 1
Money Market Funds	$2,412,575

Total Level 1	2,412,575
Level 2
US Government / Agency Mortgage Backed Obligations	169,093,797
Non-Agency Residential Collateralized Mortgage Obligations	148,829,336
Collateralized Loan Obligations	20,023,478
Non-Agency Commercial Mortgage Backed Obligations	19,400,603
US Government and Agency Obligations	4,994,055
Asset Backed Obligations	1,962,881

Total Level 2	364,304,150
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	19,282,996
Non-Agency Commercial Mortgage Backed Obligations	8,080,967
Asset Backed Obligations	1,002,711

Total Level 3	28,366,674

Total	$395,083,399

Certain of the Fund’s assets/liabilities are held at face value, which approximates fair value for financial statement purposes. The following is a summary of such assets/liabilities as of December 31, 2016.

Other Financial Instruments
Level 1	$-

Total Level 1	-
Level 2
Reverse Repurchase Agreements	68,290,000
Total Level 2	68,290,000
Level 3	-
Total	$ 68,290,000

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2016.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 9/30/2016	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales[2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Balance as of 12/31/2016	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2016[3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$9,986,031	$19,218	$(409,547)	$66,025	$-	$(200,423)	$9,821,692	$-	$19,282,996	$(409,547)
Non-Agency Commercial Mortgage Backed Obligations	7,860,895	-	44,901	(395,069)	570,240	-	-	-	8,080,967	43,812
Asset Backed Obligations	1,107,087	-	(104,376)	-	-	-	-	-	1,002,711	(104,376)

Total	$18,954,013	$19,218	$(469,022)	$(329,044)	$570,240	$(200,423)	$9,821,692	$-	$28,366,674	$(470,111)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2016 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers between Level 3 and Level 2 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2016*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$19,282,996	Market Comparables	Market Quotes	$73.71 - $101.38	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	8,080,967	Market Comparables	Yields	7.90% - 18.21%	Increase in yields would result in the decrease in the fair value of the security
Asset Backed Obligations	$1,002,711	Market Comparables	Market Quotes	$24.18	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Opportunistic Credit Fund

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       February 22, 2017

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       February 22, 2017